CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 27, 2020	Dec. 29, 2019	Dec. 30, 2018
CURRENT ASSETS
Cash	$ 1,393,263	$ 258,101	$ 663,511
Receivables	21,728	15,363	20,241
Inventory	57,618	56,432	58,584
Prepaid expenses	626	6,929	8,211
Deferred offering costs		0	40,000
Total current assets	1,473,235	336,825	790,547
PROPERTY AND EQUIPMENT, net	1,597,635	1,650,012	2,052,539
LAND AND BUILDINGS HELD FOR SALE	349,244	449,244	353,092
INVESTMENT IN AND NOTE RECEIVABLE FROM RELATED COMPANY	75,000	179,000
OTHER ASSETS, net	27,184	18,458	68,659
Total assets	3,522,298	2,633,539	3,264,837
CURRENT LIABILITIES
Current maturities of long-term debt	240,680	277,666	254,397
Accounts payable	422,054	321,855	288,659
Accrued expenses	203,413	202,732	174,986
Income taxes payable	235,898	2,898	13,725
Total current liabilities	1,102,045	805,151	731,767
LONG-TERM DEBT, less current maturities	3,001,206	3,221,035	3,516,028
DEFERRED INCOME TAXES		0	48,500
UNEARNED VENDOR REBATE	0	3,668	9,780
Total liabilities	4,103,251	4,029,854	4,306,075
COMMITMENTS AND CONTINGENCIES	0	0	0
SHAREHOLDERS' EQUITY (DEFICIT)
Preferred Stock Value	0	0	0
Common Stock Value	8,095	8,095	8,086
Additional paid-in capital	497,671	497,671	484,180
Accumulated deficit	(1,086,719)	(1,902,081)	(1,533,504)
Total shareholders' deficit	(580,953)	(1,396,315)	(1,041,238)
Total liabilities and shareholders' deficit	$ 3,522,298	$ 2,633,539	$ 3,264,837